Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2020, 2021 and 2022 (in thousands).

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	58,719,895	67,819,288	74,566,471
Youdao	3,167,515	5,354,357	5,013,182
Cloud Music	4,895,731	6,997,622	8,992,221
Innovative businesses and others	6,883,992	7,434,759	7,923,935
Total net revenues	73,667,133	87,606,026	96,495,809

Cost of revenues:
Games and related value-added services	(22,730,558)	(26,007,412)	(27,784,419)
Youdao	(1,713,229)	(2,448,146)	(2,430,738)
Cloud Music	(5,491,066)	(6,854,948)	(7,699,103)
Innovative businesses and others	(4,748,878)	(5,324,719)	(5,815,423)
Total cost of revenues	(34,683,731)	(40,635,225)	(43,729,683)

Gross profit:
Games and related value-added services	35,989,337	41,811,876	46,782,052
Youdao	1,454,286	2,906,211	2,582,444
Cloud Music	(595,335)	142,674	1,293,118
Innovative businesses and others	2,135,114	2,110,040	2,108,512
Total gross profit	38,983,402	46,970,801	52,766,126

Schedule of disaggregation of net revenues by timing of revenue recognition

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
A point in time	15,911,575	19,581,668	23,322,675
Over time	57,755,558	68,024,358	73,173,134
Total Net revenue	73,667,133	87,606,026	96,495,809

Schedule of total depreciation expenses of property and equipment recorded under cost of revenues by segment

The following table presents the total depreciation expenses of property and equipment recorded under cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Games and related value-added services	270,457	278,780	339,300
Youdao	7,239	9,330	11,610
Cloud Music	6,878	3,827	6,044
Innovative businesses and others	189,536	114,442	129,693
Total depreciation expenses of property and equipment	474,110	406,379	486,647